PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
Summary of property and equipment
A summary of property and equipment at December 31 follows:

	2014	2013
	(In thousands)
Land	$14,904	$14,817
Buildings	59,486	58,798
Equipment	79,809	77,452
	154,199	151,067
Accumulated depreciation and amortization	(108,251)	(102,473)
Property and equipment, net	$45,948	$48,594